Summary of Significant Accounting Policies - Other Accrued Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Legal expenses	$ 2,325	$ 1,867
Excise tax liability	569	569
Operating lease liability - short term portion	205	278	$ 257
Daewoong vial usage	25	33	202
Remaining other accrued expenses	988	843	281
Total other accrued expenses	$ 4,112	$ 3,590	$ 740